ROU Assets and Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2024
Schedule of Operating Lease Liabilities [Line Items]
Right-of-use assets	$ 234,426			$ 280,903
Operating lease liabilities
Current	115,566			91,990
Non-current	140,981			197,932
Lease liabilities	$ 256,547			$ 289,922
Weighted average remaining lease terms (in years)	2 years 5 months 1 day			2 years 11 months 1 day
Amortization of ROU assets	$ 48,259	$ 34,366	$ 34,304
Interest on operating lease liabilities	5,691	595	1,447
Total operating lease expenses, included within Occupancy Costs	$ 53,950	$ 34,961	$ 35,751
Office at China Insurance Group Building, Hong Kong [Member]
Schedule of Operating Lease Liabilities [Line Items]
Office at China Insurance Group Building, Hong Kong	2 years from March 1, 2022 to February 29, 2024
Office at China Insurance Group Building, Hong Kong One [Member]
Schedule of Operating Lease Liabilities [Line Items]
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027